Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	September 30, 2021	December 31, 2020
Customer Relationships
Identifiable intangible assets	$3,422,000	$3,189,000
Accumulated amortization	(230,636)	(63,419)
Customer relationship identifiable intangible assets, net	3,191,364	3,125,581
Marketing Related
Identifiable intangible assets	1,833,000	841,000
Accumulated amortization	(314,250)	(81,114)
Marketing related identifiable intangible assets, net	1,518,750	759,886
Technology Related
Identifiable intangible assets	623,000	—
Accumulated amortization	(62,298)	—
Technology related identifiable intangible assets, net	560,702	—
Total Identifiable intangible assets, net	$5,270,816	$3,885,467

	December 31, 2020	December 31, 2019
Customer Relationships
Identifiable intangible assets, gross	$3,223,000	$34,000
Accumulated amortization	(89,486)	(19,267)
Customer relationship identifiable intangible assets, net	3,133,514	14,733
Marketing Related
Identifiable intangible assets, gross	841,000	—
Accumulated amortization	(81,114)	—
Marketing related identifiable intangible assets, net	759,886	—
Total Identifiable intangible assets, net	$3,893,400	$14,733

Schedule of estimated annual amortization expense
2021 (remainder)	$182,427
2022	729,708
2023	729,708
2024	729,678
2025	596,529
Thereafter	2,302,766
Total	$5,270,816

Schedule of annual amortization expense
2021	$397,988
2022	392,321
2023	391,188
2024	391,173
2025	258,169
Thereafter	2,062,561
Total	$3,893,400